Operating Segments - Segment Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenue	₩ 16,748,585	₩ 16,087,747	₩ 15,416,431
Depreciation and amortization	3,672,555	3,664,665	3,540,984
Operating profit (loss)	1,432,362	1,035,020	987,054
Gain relating to investments in subsidiaries, associates and joint ventures, net	446,300	52,456	33,199
Profit before income tax	1,718,191	905,218	807,033
Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	16,748,585	16,087,747	15,416,431
Depreciation and amortization	3,672,555	3,664,665	3,540,984
Operating profit (loss)	1,432,362	1,035,020	987,054
Finance income and costs, net	(160,471)	(182,258)	(213,220)
Gain relating to investments in subsidiaries, associates and joint ventures, net	446,300	52,456	33,199
Profit before income tax	1,718,191	905,218	807,033
Discontinued operations [member]
Disclosure of operating segments [line items]
Revenue	2,845,424	3,015,563	2,729,552
Depreciation and amortization	287,412	326,417	315,678
Operating profit (loss)	73,005	69,614	20,204
Finance income and costs, net	(222,406)	(73,739)	(82,580)
Gain relating to investments in subsidiaries, associates and joint ventures, net	1,502,147	975,947	416,344
Profit before income tax	1,352,746	971,822	353,968
Intersegment [member] | Discontinued operations [member]
Disclosure of operating segments [line items]
Revenue	462,341	478,659	405,267
External revenue [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	16,748,585	16,087,747	15,416,431
External revenue [member] | Discontinued operations [member]
Disclosure of operating segments [line items]
Revenue	2,383,083	2,536,904	2,324,285
Operating segments [member]
Disclosure of operating segments [line items]
Operating profit (loss)	1,431,767	1,291,505	1,092,851
Operating segments [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	19,368,026	18,638,202	17,981,678
Depreciation and amortization	3,782,607	3,777,697	3,629,752
Operating profit (loss)	1,431,767	1,291,505	1,092,851
Operating segments [member] | Intersegment [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	2,619,441	2,550,455	2,565,247
Operating segments [member] | External revenue [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	16,748,585	16,087,747	15,416,431
Operating segments [member] | Cellular services [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	14,214,407	13,853,274	13,787,009
Depreciation and amortization	2,812,827	2,892,460	2,828,285
Operating profit (loss)	1,123,147	1,031,887	963,207
Operating segments [member] | Cellular services [member] | Intersegment [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	1,495,934	1,505,311	1,563,205
Operating segments [member] | Cellular services [member] | External revenue [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	12,718,473	12,347,963	12,223,804
Operating segments [member] | Fixed-line telecommunication services [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	4,790,641	4,467,863	3,944,260
Depreciation and amortization	958,462	874,562	792,334
Operating profit (loss)	294,070	258,973	144,739
Operating segments [member] | Fixed-line telecommunication services [member] | Intersegment [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	1,112,935	1,035,645	984,967
Operating segments [member] | Fixed-line telecommunication services [member] | External revenue [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	3,677,706	3,432,218	2,959,293
Operating segments [member] | Others [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	362,978	317,065	250,409
Depreciation and amortization	11,318	10,675	9,133
Operating profit (loss)	14,550	645	(15,095)
Operating segments [member] | Others [member] | Intersegment [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	10,572	9,499	17,075
Operating segments [member] | Others [member] | External revenue [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	352,406	307,566	233,334
Adjustments [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	(2,619,441)	(2,550,455)	(2,565,247)
Depreciation and amortization	(110,052)	(113,032)	(88,768)
Operating profit (loss)	595	(256,485)	(105,797)
Adjustments [member] | Intersegment [member] | Continuing Operations [member]
Disclosure of operating segments [line items]
Revenue	₩ (2,619,441)	₩ (2,550,455)	₩ (2,565,247)